Leases - Finance Lease ROU Assets (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]
Property, equipment and leasehold improvements, net - ROU assets	$ 472,014	$ 507,046
Remaining lease term (in years)	10 years	10 years 7 months 6 days
Discount rate	2.90%	3.00%